Parent Company Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Other		$ 1	$ 2	$ 2	$ 8
Interest expense:
Interest on borrowings	126	132	498	254	386
Net interest income (expense)	6,857	5,686	25,340	21,041	19,093
Noninterest expense:
Salaries and employee benefits	2,657	2,642	10,037	9,084	9,205
Other	657	473	2,111	1,723	1,459
Total noninterest expense	5,082	4,534	18,503	16,364	16,172
Net income from operations	2,431	1,470	7,910	5,185	1,615
Income tax expense (benefit)	607	512	2,705	1,777	136
Net income	1,824	958	5,205	3,408	1,479
Veritex Holdings, Inc.
Interest income:
Other			2	2
Interest expense:
Interest on borrowings			379	63
Net interest income (expense)			(377)	(61)
Noninterest expense:
Salaries and employee benefits			162	162
Professional fees			212	76
Other			17
Total noninterest expense			391	238
Net income from operations			(768)	(299)
Income tax expense (benefit)			(256)	(102)
(Loss) Income before equity in undistributed income of subsidiaries			(512)	(197)
Equity in undistributed income of subsidiaries			5,717	3,605
Net income			$ 5,205	$ 3,408